Risk and Capital Management (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 910,590	R$ 909,422
Loan operations and lease operations percentage	100.00%	100.00%
Industry and commerce [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 186,198	R$ 197,351
Loan operations and lease operations percentage	20.40%	21.70%
Services [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 182,795	R$ 177,180
Loan operations and lease operations percentage	20.10%	19.50%
Other sectors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 38,078	R$ 37,072
Loan operations and lease operations percentage	4.20%	4.10%
Individuals [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 503,519	R$ 497,819
Loan operations and lease operations percentage	55.30%	54.70%